CONSOLIDATED STATEMENT OF CASHFLOWS - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Cash generated by operations	R 7,097.9	R 9,836.3	R 6,130.4
Post-retirement health care payments	(6.4)	(1.2)	(0.1)
Cash-settled share-based payments paid	(433.6)	(1,518.6)	(42.2)
Change in working capital	(522.3)	(237.6)	(668.0)
Total cash generated by operations	6,135.6	8,078.9	5,420.1
Interest received	118.7	112.2	117.3
Interest paid	(2,053.9)	(441.1)	(260.2)
Tax and royalties paid	(899.3)	(1,732.6)	(1,051.7)
Dividends paid	(560.4)	(1,611.9)	(658.4)
Guarantee fee received			9.6
Guarantee release fee			(61.4)
Net cash from operating activities	2,740.7	4,405.5	3,515.3
CASH FLOWS FROM INVESTING ACTIVITIES
Additions to property, plant and equipment	(6,098.8)	(4,151.1)	(3,344.8)
Proceeds from sales of property, plant and equipment	71.3	99.4	65.1
Investment in subsidiaries	(27,386.4)	(5,801.5)
Cash acquired on acquisition of subsidiaries	1,792.2	494.2
Loan advanced to equity-accounted investee	(13.5)	(10.1)	(3.0)
Loan repaid by equity-accounted investee			20.9
Contributions to environmental rehabilitation funds	(114.5)	(74.7)	(77.8)
Proceeds on disposal of Stillwater marketable securities investments acquired	3,605.3
Payment of environmental rehabilitation obligation			(0.3)
Net cash used in investing activities	(28,144.4)	(9,443.8)	(3,339.9)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares issued	13,438.5
Transaction costs paid on rights issue shares issued	(506.1)
Loans raised	69,593.8	17,280.5	1,552.0
Loans repaid	(55,719.5)	(11,834.7)	(1,572.9)
Net cash from /(used in) financing activities	26,806.7	5,445.8	(20.9)
Net increase/(decrease) in cash and cash equivalents	1,403.0	407.5	154.5
Effect of exchange rate fluctuations on cash held	(308.5)	(157.0)
Cash and cash equivalents at beginning of year	967.9	717.4	562.9
Cash and cash equivalents at end of year	R 2,062.4	R 967.9	R 717.4